Borrowings - Summary of Detailed Borrowings from Banks (Parenthetical) (Detail) ₩ in Billions, ¥ in Billions, $ in Billions	Jul. 15, 2021 SGD ($)	Mar. 11, 2021 CNY (¥)	Apr. 24, 2020 CNY (¥)	Dec. 06, 2019 KRW (₩)	Aug. 19, 2019 CNY (¥)	Mar. 05, 2019 CNY (¥)	Oct. 24, 2016 CNY (¥)	Mar. 18, 2013 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 SGD ($)
Guaranteed bonds [member]
Disclosure of detailed information about borrowings [line items]
Term of borrowing								ten-year
Principal amount of borrowing								¥ 4.8	¥ 4.8
Interest rate of borrowing								5.05%	5.05%	5.05%
Medium-term bonds [member]
Disclosure of detailed information about borrowings [line items]
Term of borrowing						three-year
Principal amount of borrowing						¥ 3.0			¥ 3.0
Interest rate of borrowing						3.70%			3.70%	3.70%
Corporate bonds [member]
Disclosure of detailed information about borrowings [line items]
Term of borrowing		ten-year	three-year	three-year	five-year		ten-year
Principal amount of borrowing		¥ 3.0	¥ 2.0	₩ 300	¥ 3.0		¥ 3.0
Interest rate of borrowing		3.95%	2.39%	2.40%	3.60%
Corporate bonds one [member]
Disclosure of detailed information about borrowings [line items]
Term of borrowing		six-year
Principal amount of borrowing		¥ 6.0					¥ 1.5		¥ 1.5
Interest rate of borrowing		3.68%					3.03%		3.03%	3.03%
Corporate bonds two [member]
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowing							¥ 1.5		¥ 1.5
Interest rate of borrowing							3.30%		3.30%	3.30%
First Series of SGD Denominated Credit Enhanced Bonds [member]
Disclosure of detailed information about borrowings [line items]
Term of borrowing	five-year
Principal amount of borrowing | $	$ 0.5									$ 0.5
Interest rate of borrowing	2.00%								2.00%	2.00%